Via EDGAR


May 10, 2000


Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

         Re:      Security First Life Separate Account A
                  '33 Act File No. 33-7094
                  '40 Act File No. 811-3365
                  -------------------------

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Investor's Choice and Investor's Choice CDA Prospectuses and Statements of Additional Information dated May 1, 2000, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.


Sincerely,

SECURITY FIRST LIFE SEPARATE ACCOUNT A


/s/ Cheryl J. Finney
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Cheryl J. Finney
Vice President and
Associate General Counsel